CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Gain/(loss) associated with pensions	$ 5.0	$ 3.5	$ 3.1
Share of affiliated comprehensive (income) loss	$ 3.1	$ 17.7	$ 3.3